NOTES PAYABLE (Details) (USD $)	12 Months Ended	28 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Mar. 31, 2012 Bridge Note	Jun. 30, 2014 Note payable item	Dec. 31, 2013 Note payable item	Aug. 31, 2012 Note payable
Notes payable
Proceeds from issuance of debt	$ 500,000	$ 500,000		$ 500,000
Interest rate (as a percent)				5.00%	7.00%	7.00%
Number of equal monthly payments of the debt					48	48
Frequency of payments of the debt					monthly	monthly
Monthly payments of the debt					2,226	2,226
Notes payable - short and long term portion
Total Notes Payable	82,546	59,510	53,289				92,145
Less: current portion	(23,036)	(23,036)	(23,532)
Long term portion	$ 59,510	$ 36,474	$ 29,757